Document and Entity Information	Nov. 19, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	GOLDMAN SACHS GROUP INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000886982
Document Type	8-K
Document Period End Date	Nov. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-14965
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	NY
Entity Address, Postal Zip Code	10282
City Area Code	212
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	GS
Depositary Shares, Each Representing 1/1,000th Interest in a Share of 5.50% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series J [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 5.50% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series J
Trading Symbol	GS PrJ
Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.375% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.375% Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K
Trading Symbol	GS PrK
5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Trading Symbol	GS/43PE
Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series A
Trading Symbol	GS PrA
Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series C
Trading Symbol	GS PrC
Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	GS PrD
Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.30% Non-Cumulative Preferred Stock, Series N [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.30% Non-Cumulative Preferred Stock, Series N
Trading Symbol	GS PrN
Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Medium-Term Notes, Series E, Index-Linked Notes due 2028 of GS Finance Corp. [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Medium-Term Notes, Series E, Index-Linked Notes due 2028 of GS Finance Corp.
Trading Symbol	FRLG
Medium Term Notes Series E Callable Fixed Rate Notes Due 2021 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSEArca
Security 12b Title	Medium-Term Notes, Series E, Callable Fixed Rate Notes due 2021 of GS Finance Corp.
Trading Symbol	GS/21F